NATIONWIDE

VARIABLE

ACCOUNT-6

Annual Report

to

Contract Owners

December 31, 2014

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-6:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-6 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

NVIT Government Bond Fund - Class I (GBF)
	4,552 shares (cost $54,511)	$50,393
NVIT Money Market Fund - Class I (SAM)
	6,818,468 shares (cost $6,818,468)	6,818,468
NVIT Large Cap Growth Fund - Class I (NVOLG1)
	19,558 shares (cost $312,998)	444,748
High Income Portfolio - Initial Class (FHIP)
	16,089 shares (cost $88,532)	88,813
VIP Asset Manager Portfolio - Initial Class (FAMP)
	30,674 shares (cost $433,964)	526,056
VIP Overseas Portfolio - Initial Class (FOP)
	3,886 shares (cost $73,713)	72,675
VIP Overseas Portfolio - Initial Class R (FOPR)
	1,300 shares (cost $17,314)	24,245
Advantage - VT International Equity Fund - Class 1 (WFVIE1)
	865,914 shares (cost $4,145,007)	4,260,296
Advantage - VT Small Cap Growth Fund - Class 1 (WFVSG1)
	138,458 shares (cost $1,012,331)	1,395,660
Advantage - VT Small Cap Value Fund - Class 1 (WFVSV1)
	389,619 shares (cost $2,938,361)	4,344,255
Advantage - VT Opportunity Fund - Class 1 (WFVOP1)
	662,038 shares (cost $11,096,273)	19,079,937
VT Omega Growth - Class 1 (EVOM)
	500,087 shares (cost $9,754,635)	13,787,412

Total Investments		$50,892,958

Accounts Payable		(55)

		$50,892,903

Contract Owners’ Equity:
Accumulation units		50,892,903

Total Contract Owners’ Equity (note 5)		$50,892,903

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	GBF	SAM	NVOLG1	FHIP	FAMP	FOP	FOPR
Reinvested dividends	$246,215	1,021	1	3,165	5,254	7,980	1,042	349
Mortality and expense risk charges (note 2)	(754,150)	(730)	(106,165)	(6,104)	(1,313)	(7,409)	(1,081)	(349)

Net investment income (loss)	(507,935)	291	(106,164)	(2,939)	3,941	571	(39)	-

Realized gain (loss) on investments	2,730,208	(118)	-	6,430	1,355	2,187	(173)	125
Change in unrealized gain (loss) on investments	(3,567,797)	1,405	-	(18,656)	(5,463)	(4,594)	(7,326)	(2,560)

Net gain (loss) on investments	(837,589)	1,287	-	(12,226)	(4,108)	(2,407)	(7,499)	(2,435)

Reinvested capital gains	3,096,019	-	-	45,818	-	23,979	19	6

Net increase (decrease) in contract owners’ equity resulting from operations	$1,750,495	1,578	(106,164)	30,653	(167)	22,143	(7,519)	(2,429)

Investment Activity:	WFVIE1	WFVSG1	WFVSV1	WFVOP1	EVOM
Reinvested dividends	$140,498	-	28,641	58,264	-
Mortality and expense risk charges (note 2)	(66,861)	(19,765)	(65,764)	(275,487)	(203,122)

Net investment income (loss)	73,637	(19,765)	(37,123)	(217,223)	(203,122)

Realized gain (loss) on investments	74,441	80,442	230,380	1,146,601	1,188,538
Change in unrealized gain (loss) on investments	(585,066)	(241,725)	(28,720)	767,450	(3,442,542)

Net gain (loss) on investments	(510,625)	(161,283)	201,660	1,914,051	(2,254,004)

Reinvested capital gains	109,906	126,216	-	-	2,790,075

Net increase (decrease) in contract owners’ equity resulting from operations	$(327,082)	(54,832)	164,537	1,696,828	332,949

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		GBF		SAM		NVOLG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(507,935)	(439,315)	291	234	(106,164)	(127,032)	(2,939)	(2,765)
Realized gain (loss) on investments	2,730,208	2,477,920	(118)	(842)	-	-	6,430	22,843
Change in unrealized gain (loss) on investments	(3,567,797)	8,036,474	1,405	(3,557)	-	-	(18,656)	102,355
Reinvested capital gains	3,096,019	1,491,445	-	633	-	-	45,818	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,750,495	11,566,524	1,578	(3,532)	(106,164)	(127,032)	30,653	122,433

Equity transactions:
Purchase payments received from contract owners (note 3)	494,945	633,121	-	-	135,744	292,073	-	1,576
Transfers between funds	-	-	-	(26,128)	387,973	813,347	-	-
Redemptions (note 3)	(7,658,530)	(9,050,637)	(2,693)	(2,668)	(1,767,839)	(2,658,751)	(12,254)	(82,627)
Contingent deferred sales charges (note 2)	(549)	(1,844)	-	-	-	(334)	-	-
Adjustments to maintain reserves	(60)	(163)	3	(14)	(1)	(9)	(9)	(11)

Net equity transactions	(7,164,194)	(8,419,523)	(2,690)	(28,810)	(1,244,123)	(1,553,674)	(12,263)	(81,062)

Net change in contract owners’ equity	(5,413,699)	3,147,001	(1,112)	(32,342)	(1,350,287)	(1,680,706)	18,390	41,371
Contract owners’ equity beginning of period	56,306,602	53,159,601	51,501	83,843	8,168,766	9,849,472	426,342	384,971

Contract owners’ equity end of period	$50,892,903	56,306,602	50,389	51,501	6,818,479	8,168,766	444,732	426,342

CHANGES IN UNITS:
Beginning units	3,280,655	3,833,175	2,742	4,223	669,813	796,320	20,202	24,588
Units purchased	84,914	136,756	-	-	52,466	102,320	-	92
Units redeemed	(502,766)	(689,276)	(140)	(1,481)	(155,248)	(228,827)	(557)	(4,478)

Ending units	2,862,803	3,280,655	2,602	2,742	567,031	669,813	19,645	20,202

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FHIP		FAMP		FOP		FOPR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,941	3,713	571	922	(39)	(166)	-	(5)
Realized gain (loss) on investments	1,355	12,005	2,187	1,708	(173)	(1,053)	125	(217)
Change in unrealized gain (loss) on investments	(5,463)	(11,135)	(4,594)	59,551	(7,326)	22,220	(2,560)	6,001
Reinvested capital gains	-	-	23,979	1,192	19	272	6	88

Net increase (decrease) in contract owners’ equity resulting from operations	(167)	4,583	22,143	63,373	(7,519)	21,273	(2,429)	5,867

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	(458)	299	-	-	939	(3)
Redemptions (note 3)	(3,635)	(39,534)	(5,099)	(9,939)	(262)	(20,371)	(47)	(2,198)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	(15)	14	(8)	8	(6)	(4)	(2)

Net equity transactions	(3,635)	(39,549)	(5,543)	(9,648)	(254)	(20,377)	888	(2,203)

Net change in contract owners’ equity	(3,802)	(34,966)	16,600	53,725	(7,773)	896	(1,541)	3,664
Contract owners’ equity beginning of period	92,606	127,572	509,466	455,741	80,446	79,550	25,786	22,122

Contract owners’ equity end of period	$88,804	92,606	526,066	509,466	72,673	80,446	24,245	25,786

CHANGES IN UNITS:
Beginning units	4,982	7,168	21,010	21,442	3,650	4,643	1,382	1,525
Units purchased	-	-	-	13	-	-	55	82
Units redeemed	(193)	(2,186)	(221)	(445)	(12)	(993)	(3)	(225)

Ending units	4,789	4,982	20,789	21,010	3,638	3,650	1,434	1,382

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WFVIE1		WFVSG1		WFVSV1		WFVOP1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$73,637	53,133	(19,765)	(20,479)	(37,123)	(21,893)	(217,223)	(183,642)
Realized gain (loss) on investments	74,441	71,476	80,442	123,938	230,380	205,118	1,146,601	976,930
Change in unrealized gain (loss) on investments	(585,066)	483,802	(241,725)	390,506	(28,720)	429,702	767,450	4,079,998
Reinvested capital gains	109,906	262,055	126,216	77,367	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(327,082)	870,466	(54,832)	571,332	164,537	612,927	1,696,828	4,873,286

Equity transactions:
Purchase payments received from contract owners (note 3)	32,448	32,457	23,677	3,895	26,505	20,541	181,993	205,326
Transfers between funds	(47,220)	(89,157)	(28,488)	2,443	35,937	(18,499)	(205,928)	(465,581)
Redemptions (note 3)	(678,089)	(726,636)	(137,693)	(264,061)	(598,494)	(628,206)	(2,491,499)	(2,737,162)
Contingent deferred sales charges (note 2)	(114)	(254)	-	(91)	-	(175)	(435)	(339)
Adjustments to maintain reserves	(18)	(19)	(13)	11	(16)	(31)	(39)	(25)

Net equity transactions	(692,993)	(783,609)	(142,517)	(257,803)	(536,068)	(626,370)	(2,515,908)	(2,997,781)

Net change in contract owners’ equity	(1,020,075)	86,857	(197,349)	313,529	(371,531)	(13,443)	(819,080)	1,875,505
Contract owners’ equity beginning of period	5,280,357	5,193,500	1,593,012	1,279,483	4,715,769	4,729,212	19,898,986	18,023,481

Contract owners’ equity end of period	$4,260,282	5,280,357	1,395,663	1,593,012	4,344,238	4,715,769	19,079,906	19,898,986

CHANGES IN UNITS:
Beginning units	382,671	445,100	83,497	99,557	329,814	375,142	1,287,443	1,506,121
Units purchased	4,660	3,486	2,602	4,270	4,945	2,968	15,848	17,596
Units redeemed	(56,674)	(65,915)	(10,644)	(20,330)	(40,257)	(48,296)	(172,340)	(236,274)

Ending units	330,657	382,671	75,455	83,497	294,502	329,814	1,130,951	1,287,443

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	EVOM
	2014	2013
Investment activity:
Net investment income (loss)	$(203,122)	(141,335)
Realized gain (loss) on investments	1,188,538	1,066,014
Change in unrealized gain (loss) on investments	(3,442,542)	2,477,031
Reinvested capital gains	2,790,075	1,149,838

Net increase (decrease) in contract owners’ equity resulting from operations	332,949	4,551,548

Equity transactions:
Purchase payments received from contract owners (note 3)	94,578	77,253
Transfers between funds	(142,755)	(216,721)
Redemptions (note 3)	(1,960,926)	(1,878,484)
Contingent deferred sales charges (note 2)	-	(651)
Adjustments to maintain reserves	15	(34)

Net equity transactions	(2,009,088)	(2,018,637)

Net change in contract owners’ equity	(1,676,139)	2,532,911
Contract owners’ equity beginning of period	15,463,565	12,930,654

Contract owners’ equity end of period	$13,787,426	15,463,565

CHANGES IN UNITS:
Beginning units	473,449	547,346
Units purchased	4,338	5,929
Units redeemed	(66,477)	(79,826)

Ending units	411,310	473,449

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

NATIONWIDE FUNDS GROUP

NVIT Government Bond Fund - Class I (GBF)

NVIT Money Market Fund - Class I (SAM)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Initial Class R (FOPR)

WELLS FARGO FUNDS

Advantage - VT International Equity Fund - Class 1 (WFVIE1)

Advantage - VT Small Cap Growth Fund - Class 1 (WFVSG1)

Advantage - VT Small Cap Value Fund - Class 1 (WFVSV1)

Advantage - VT Opportunity Fund - Class 1 (WFVOP1)

VT Omega Growth - Class 1 (EVOM)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7.0% of purchase payments redeemed from Evergreen Ultra Advantage contracts and 6.0% of purchase payments redeemed from Evergreen Ultra Advantage Plus contracts. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0.0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company also deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.25%, and an administrative charge of 0.15%, for a total variable account charge of 1.40%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2014 and 2013, total transfers to the Account from the fixed account were $143,544 and $87,963 respectively, and transfers from the Account to the fixed account were $659,731 and $694,125, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $99,690 and $71,451 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$50,892,958	$-	$-	$50,892,958

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 were as follows:

	Purchases of Investments	Sales of Investments
NVIT Government Bond Fund - Class I (GBF)	$1,021	$3,424
NVIT Money Market Fund - Class I (SAM)	243,084	1,593,381
NVIT Large Cap Growth Fund - Class I (NVOLG1)	48,984	18,360
High Income Portfolio - Initial Class (FHIP)	5,258	4,954
VIP Asset Manager Portfolio - Initial Class (FAMP)	31,979	12,989
VIP Overseas Portfolio - Initial Class (FOP)	1,065	1,348
VIP Overseas Portfolio - Initial Class R (FOPR)	1,290	395
Advantage - VT International Equity Fund - Class 1 (WFVIE1)	284,196	793,636
Advantage - VT Small Cap Growth Fund - Class 1 (WFVSG1)	170,009	206,067
Advantage - VT Small Cap Value Fund - Class 1 (WFVSV1)	74,666	647,850
Advantage - VT Opportunity Fund - Class 1 (WFVOP1)	169,201	2,902,313
VT Omega Growth - Class 1 (EVOM)	2,851,585	2,273,746

Total	$3,882,338	$8,458,463

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Government Bond Fund - Class I (GBF)
2014	1.40%	2,602	$19.365331	$50,389	1.97%	3.11%
2013	1.40%	2,742	18.782127	51,501	1.77%	-5.40%
2012	1.40%	4,223	19.854004	83,843	1.53%	1.61%
2011	1.40%	7,542	19.539322	147,366	2.82%	5.76%
2010	1.40%	13,470	18.475568	248,847	2.94%	3.31%
NVIT Money Market Fund - Class I (SAM)
2014	1.40%	567,031	12.024836	6,818,479	0.00%	-1.40%
2013	1.40%	669,813	12.195576	8,168,766	0.00%	-1.40%
2012	1.40%	796,320	12.368735	9,849,472	0.00%	-1.40%
2011	1.40%	960,256	12.544839	12,046,268	0.00%	-1.40%
2010	1.40%	1,262,933	12.722460	16,067,614	0.00%	-1.40%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2014	1.40%	19,645	22.639583	444,732	0.73%	7.28%
2013	1.40%	20,202	21.103926	426,342	0.73%	34.79%
2012	1.40%	24,588	15.656863	384,971	0.52%	17.02%
2011	1.40%	37,784	13.379633	505,536	0.68%	-3.60%
2010	1.40%	41,422	13.879239	574,906	0.00%	7.28%
High Income Portfolio - Initial Class (FHIP)
2014	1.40%	4,789	18.543327	88,804	5.63%	-0.26%
2013	1.40%	4,982	18.591828	92,606	4.58%	4.46%
2012	1.40%	7,168	17.797368	127,572	5.78%	12.63%
2011	1.40%	7,466	15.802260	117,996	5.45%	2.58%
2010	1.40%	10,907	15.405041	168,023	7.76%	12.23%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2014	1.40%	20,789	25.303838	526,066	1.52%	4.35%
2013	1.40%	21,010	24.248714	509,466	1.60%	14.09%
2012	1.40%	21,442	21.254585	455,741	1.54%	10.90%
2011	1.40%	22,311	19.164932	427,589	1.94%	-3.92%
2010	1.40%	22,894	19.947208	456,671	1.77%	12.67%
VIP Overseas Portfolio - Initial Class (FOP)
2014	1.40%	3,638	19.976025	72,673	1.35%	-9.36%
2013	1.40%	3,650	22.039934	80,446	1.21%	28.61%
2012	1.40%	4,643	17.136784	79,550	1.89%	19.05%
2011	1.40%	5,485	14.394972	78,956	1.14%	-18.32%
2010	1.40%	7,388	17.624181	130,208	1.24%	11.53%
VIP Overseas Portfolio - Initial Class R (FOPR)
2014	1.40%	1,434	16.907620	24,245	1.39%	-9.38%
2013	1.40%	1,382	18.658481	25,786	1.38%	28.63%
2012	1.40%	1,525	14.506057	22,122	1.79%	19.02%
2011	1.40%	1,917	12.187950	23,364	1.42%	-18.30%
2010	1.40%	1,969	14.918680	29,375	1.40%	11.49%
Advantage - VT International Equity Fund - Class 1 (WFVIE1)
2014	1.40%	330,657	12.884294	4,260,282	2.95%	-6.63%
2013	1.40%	382,671	13.798685	5,280,357	2.44%	18.26%
2012	1.40%	445,100	11.668165	5,193,500	1.62%	12.09%
2011	1.40%	508,986	10.409921	5,298,493	0.62%	-14.01%
2010	1.40%	602,938	12.105829	7,299,052	0.00%	21.06%	7/16/2010
Advantage - VT Small Cap Growth Fund - Class 1 (WFVSG1)
2014	1.40%	75,455	18.496397	1,395,663	0.00%	-3.05%
2013	1.40%	83,497	19.078451	1,593,012	0.00%	48.45%
2012	1.40%	99,557	12.851892	1,279,483	0.00%	6.60%
2011	1.40%	125,965	12.056700	1,518,722	0.00%	-5.68%
2010	1.40%	149,831	12.782681	1,915,242	0.00%	27.83%	7/16/2010

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage - VT Small Cap Value Fund -Class 1 (WFVSV1)
2014	1.40%	294,502	$14.751133	$4,344,238	0.61%	3.17%
2013	1.40%	329,814	14.298267	4,715,769	0.96%	13.42%
2012	1.40%	375,142	12.606456	4,729,212	1.15%	12.73%
2011	1.40%	431,922	11.182900	4,830,151	0.86%	-8.36%
2010	1.40%	556,377	12.202450	6,789,151	0.00%	22.02%	7/16/2010
Advantage - VT Opportunity Fund - Class 1 (WFVOP1)
2014	1.40%	1,130,951	16.870691	19,079,906	0.30%	9.15%
2013	1.40%	1,287,443	15.456208	19,898,986	0.45%	29.16%
2012	1.40%	1,506,121	11.966829	18,023,481	0.57%	14.18%
2011	1.40%	1,740,020	10.480846	18,236,881	0.00%	4.81%	8/26/2011
VT Omega Growth - Class 1 (EVOM)
2014	1.40%	411,310	33.520684	13,787,426	0.00%	2.63%
2013	1.40%	473,449	32.661522	15,463,565	0.40%	38.25%
2012	1.40%	547,346	23.624278	12,930,654	0.00%	19.06%
2011	1.40%	664,760	19.841832	13,190,036	0.00%	-6.68%
2010	1.40%	783,674	21.262169	16,662,631	0.86%	18.12%
Advantage - VT Core Equity - Class 1(obsolete) (EVGI)
2010	1.40%	1,001,335	24.063115	24,095,215	0.56%	14.83%

2014	Contract owners equity:				$50,892,903
2013	Contract owners equity:				$56,306,602
2012	Contract owners equity:				$53,159,601
2011	Contract owners equity:				$56,421,358
2010	Contract owners equity:				$74,436,935

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.